Employee Retirement Plans and Postretirement Benefits Target And Actual Allocations (Details)	12 Months Ended
Dec. 31, 2015
Equity funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target allocations (as a percent)	27.80%
Actual allocations (as a percent)	29.80%
Fixed Income Funds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target allocations (as a percent)	53.30%
Actual allocations (as a percent)	51.70%
Hedge funds of funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target allocations (as a percent)	6.10%
Actual allocations (as a percent)	6.30%
Real estate funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target allocations (as a percent)	3.70%
Actual allocations (as a percent)	3.70%
Other assets
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target allocations (as a percent)	9.10%
Actual allocations (as a percent)	8.50%